As filed with the Securities and Exchange Commission on August 5, 2005

                           Registration No. 333-122378

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       |_| Pre-Effective Amendment No. ___

                       |X| Post-Effective Amendment No. 1

                        (Check appropriate Box or Boxes)

                               The RBB Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                                  302-792-2555
                        (Area Code and Telephone Number)

                         Bellevue Park Corporate Center
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                    (Address of Principal Executive Offices)

                                   JAMES SHAW
                                   PFPC, Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                     (Name and address of Agent for Service)

                                   Copies to:

                             MICHAEL P. MALLOY, ESQ.
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                        Philadelphia, Pennsylvania 19103

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of Common Stock.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

The Letter to Shareholders of the Weiss, Peck and Greer Investments Mutual Funds, Questions and Answers for Shareholders of the Weiss, Peck and Greer Investments Mutual Funds, Notice of Special Meeting of Shareholders of the Weiss, Peck and Greer Investments Mutual Funds and the combined Prospectus/Proxy Statement, including Appendix A thereto, and the Statement of Additional Information dated March 14, 2005 relating to the acquisition by The RBB Fund, Inc. ("Registrant") of the Weiss, Peck and Greer Investments Mutual Funds are incorporated herein by reference to the Registrant's:

1) Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 as filed with the Securities and Exchange Commission ("SEC") on March 14, 2005 (Accession No. 0000935069-05-000637); and

2) Filing pursuant to Rule 497 as filed with the SEC on March 16, 2005 (Accession No. 0000935069-05-000645), with respect to the Letter to Shareholders of the Weiss, Peck and Greer Investments Mutual Funds, Questions and Answers for Shareholders of the Weiss, Peck and Greer Investments Mutual Funds, Notice of Special Meeting of Shareholders of the Weiss, Peck and Greer Investments Mutual Funds and the combined Prospectus/Proxy Statement, including Appendix A thereto, and the Statement of Additional Information dated March 14, 2005.

                               THE RBB FUND, INC.
                                    FORM N-14
                            PART C: OTHER INFORMATION

Item 15. INDEMNIFICATION

Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Sections 2 and 3 of the Assumption Agreements between PNC Bank, N.A. ("PNC") and BlackRock Institutional Management Corporation ("BIMC"), each dated April 29, 1998 and incorporated herein by reference provide for the indemnification of BIMC and PNC against certain losses.

Section 13 of the Investment Advisory Agreements between Registrant and Numeric Investors LLC ("Numeric"), each dated November 12, 2004 and incorporated herein by reference provides for the indemnification of Numeric against certain losses.

Section 12 of the Investment Advisory Agreements between Registrant and Boston Partners Asset Management, L.P. ("Boston Partners"), each dated October 25, 2002 and incorporated herein by reference provides for the indemnification of Boston Partners against certain losses.

Section 12 of the Investment Advisory Agreement between Registrant and Bogle Investment Management, L.P. ("Bogle"), dated September 15, 1999 and incorporated herein by reference provides for the indemnification of Bogle against certain losses.

Section 12 of the Form of Investment Advisory Agreements between Registrant and WesCorp Investment Services, LLC incorporated herein by reference provides for the indemnification of WesCorp Investment Services, LC against certain losses.


Section 12 of the Investment Advisory Agreements between Registrant and Schneider Capital Management Company incorporated herein by reference provides for the indemnification of Schneider Capital Management against certain losses.


Section 9 of the Distribution Agreement between Registrant and PFPC Distributors, Inc. ("PFPC"), dated January 2, 2001 and incorporated herein by reference provides for the indemnification of PFPC Distributors against certain losses.

Item 16. EXHIBITS

(1)   Articles of Incorporation.

            (a) Articles of Incorporation of Registrant are incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (b) Articles Supplementary of Registrant are incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (c) Articles of Amendment to Articles of Incorporation of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (d) Articles Supplementary of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (e) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (f) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (g) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (h) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (i) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (j) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29,

                  1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (k) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (l) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (m) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (n) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (o) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

            (p) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

            (q) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement (No. 33-20827) filed on October 11, 1996.

            (r) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

            (s) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

            (t) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

            (u) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

            (v) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

            (w) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

            (x) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

            (y) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

            (z) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

            (aa) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

            (bb) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

            (cc) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

            (dd) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

            (ee) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (No. 33-20827) filed on March 15, 2001.

            (ff) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (No. 33-20827) filed on May 15, 2002.

            (gg) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (No. 33-20827) filed on May 15, 2002.

            (hh) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 2002.

            (ii) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant's Registration Statement (No. 33-20827) filed on September 18, 2002.

            (jj) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2003.

            (kk) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

            (ll) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.


            (mm) Certificate of Correction of Registrant is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant's Registration Statement (No. 33-20827) filed on March 23, 2005.

            (nn) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant's Registration Statement (No. 33-20827) filed on March 23, 2005.

            (oo) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.


(2)               By-Laws.

                  By-Laws, as amended are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

                  By-Laws, as amended are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

(3)               Not applicable.


(4) Form of Agreement and Plan of Reorganization is incorporated herein by reference as Appendix A to the Combined Proxy Statement/Prospectus to Registrant's Registration Statement on Form N-14 (No. 333-122378) filed on March 14, 2005.


(5)               Instruments Defining Rights of Security Holders.

            (a) See Articles VI, VII, VIII, IX and XI of Registrant's Articles of Incorporation dated February 17, 1988 which are incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (b) See Articles II, III, VI, XIII, and XIV of Registrant's By-Laws as amended through April 26, 1996 which are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

(6)               Investment Advisory Contracts.

            (a) Investment Advisory Agreement (Money Market) between Registrant and Provident Institutional Management Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (b) Sub-Advisory Agreement (Money Market) between Provident Institutional Management Corporation and Provident National Bank, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (c) Assumption Agreement (Money Market Fund) between PNC Bank, N.A. and BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) dated April 29, 1998 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.


            (d)   Investment Advisory Agreement (Boston Partners Large Cap Value
                  Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

            (e)   Investment Advisory Agreement (Boston Partners Mid Cap Value
                  Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

            (f) Investment Advisory Agreement (Schneider Small Cap Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

            (g) Investment Advisory Agreement (Boston Partners Small Cap Value Fund II - formerly Micro Cap Value) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

            (h) Investment Advisory Agreement (Boston Partners Long/Short Equity Fund - formerly Market Neutral) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

            (i) Form of Investment Advisory Agreement (Boston Partners Fund - Formerly Long-Short Equity) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

            (j) Investment Advisory Agreement (Bogle Small Cap Growth Fund) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

            (k)   Investment Advisory Agreement (Boston Partners All-Cap Value
                  Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

            (l) Investment Advisory Agreement between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

            (m) Investment Advisory Agreement (n/i Growth Fund) between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

            (n) Investment Advisory Agreement (n/i Emerging Growth Fund) between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

            (o) Investment Advisory Agreement (n/i Small Cap Value Fund) between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

            (p) Investment Advisory Agreement (n/i Mid Cap Fund) between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

            (q) Amendment No. 1 to Investment Advisory Agreement between Registrant and Numeric Investors LLC for the n/i Numeric Investors Mid Cap Fund is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

            (r) Contractual Fee Waiver Agreement dated December 12, 2003, between the Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

            (s) Contractual Fee Waiver Agreement dated December 14, 2004, between the Registrant and Schneider Capital Management Company for the Schneider Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

            (t) Contractual Fee Waiver Agreement dated December 14, 2004, between the Registrant and Schneider Capital Management Company for Schneider Value Fund is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

            (u) Contractual Fee Waiver Agreement dated December 15, 2004, between the Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

            (v) Form of Investment Advisory Agreement between Registrant and WesCorp Investment Services, LLC for the Institutional Liquidity Fund for Credit Unions is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

            (w) Form of Investment Advisory Agreement between Registrant and WesCorp Investment Services, LLC for the Liquidity Fund for Credit Unions (formerly the CU Members' Liquidity Fund) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

            (x) Form of Investment Advisory Agreement between Registrant and Weiss, Peck & Greer Investments for Robeco WPG Core Bond Fund is incorporated herein by reference to Post Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

            (y) Form of Investment Advisory Agreement between Registrant and Weiss, Peck & Greer Investments for Robeco WPG Large Cap Growth Fund is incorporated herein by reference to Post Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

            (z) Form of Investment Advisory Agreement between Registrant and Weiss, Peck & Greer Investments for Robeco WPG Tudor Fund is incorporated herein by reference to Post Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.


(7)               Underwriting Contracts.


            (a) Distribution Agreement between Registrant and PFPC Distributors, Inc. dated as of January 2, 2001 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (No. 33-20827) filed on March 15, 2001.

            (b) Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Boston Partners All-Cap Value Fund Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

            (c) Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Boston Partners All-Cap Value Fund Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

            (d) Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Schneider Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

            (e) Form of Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Institutional Liquidity Fund for Credit Unions) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

            (f) Form of Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Liquidity Fund for Credit Union Members (formerly the CU Members' Liquidity Fund)) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

            (g) Form of Distribution Agreement Supplement between Registrant and PFPC distributors, Inc. (Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund, and Robeco WPG Tudor Fund) is incorporated herein by reference to Post Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.


(8)               Bonus or Profit Sharing Contracts.

            (a) Fund Office Retirement Profit-Sharing and Trust Agreement, dated as of October 24, 1990, as amended is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1997.

            (b) Form of Amendment No. 1 to Fund Office Retirement Profit Sharing Plan and Trust Reflecting EGTRRA is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

(9)               Custodian Agreements.

            (a) Custodian Agreement between Registrant and Provident National Bank dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (b) Sub-Custodian Agreement among The Chase Manhattan Bank, N.A., the Registrant and Provident National Bank, dated as of July 13, 1992, relating to custody of Registrant's foreign securities is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (c) Amendment No. 1 to Custodian Agreement dated August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (d) Custodian Contract between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement (No. 33-20827) filed on October 28, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (e) Custody Agreement between Registrant and Custodial Trust Company on behalf of n/i Micro Cap Fund, n/i Growth Fund and n/i Mid Cap Fund (formerly Growth & Value) Portfolios of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

            (f) Custodian Agreement Supplement Between Registrant and PNC Bank, National Association dated October 16, 1996 is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

            (g) Custodian Agreement Supplement between Registrant and PNC Bank, National Association, on behalf of the Boston Partners Mid Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

            (h) Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on behalf of the Boston Partners Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

            (i) Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on behalf of the Schneider Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

            (j) Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on behalf of the Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

            (k) Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on behalf of Boston Partners Long/Short Equity Fund (formerly Market Neutral) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

            (l) Custodian Agreement Supplement between Registrant and Custodial Trust Company on behalf of n/i Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

            (m) Form of Custodian Agreement Supplement between Registrant and PFPC Trust Company (Boston Partners Fund - formerly Long Short Equity) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

            (n) Custodian Agreement Supplement between Registrant and PFPC Trust Company (Bogle Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

            (o) Letter Agreement among Registrant, The Chase Manhattan Bank and PFPC Trust Company, dated as of July 2, 2001, relating to custody of Registrant's foreign securities is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (No. 33-20827) filed on May 15, 2002.

            (p) Custodian Agreement Supplement between Registrant and PFPC Trust Company (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

            (q) Custodian Agreement Supplement between Registrant and PFPC Trust Company (Schneider Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

            (r) Form of Custodian Agreement Supplement between Registrant and PFPC Trust Company (Institutional Liquidity Fund for Credit Unions) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

            (s) Form of Custodian Agreement Supplement between Registrant and PFPC Trust Company (Liquidity Fund for Credit Union Members (formerly the CU Members' Liquidity Fund)) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

            (t) Form of Custodian Agreement between Registrant and Mellon Bank N.A. (Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund, and Robeco WPG Tudor Fund) is incorporated herein by reference to Post Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

(10)        (a)   Plan of Distribution (Sansom Street Money Market) is
                  incorporated herein by reference to Post-Effective Amendment
                  No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration
                  Statement filed on October 30, 1998.


            (b) Plan of Distribution (Bedford Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (c) Amendment No. 1 to Plans of Distribution (Classes A through Q) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (d) Plan of Distribution (Gamma New York Municipal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (e) Plan of Distribution (Delta New York Municipal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (f) Plan of Distribution (Epsilon Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (g) Plan of Distribution (Epsilon Tax-Free Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (h) Plan of Distribution (Epsilon Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (i) Plan of Distribution (Epsilon New York Municipal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (j) Plan of Distribution (Zeta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (k) Plan of Distribution (Eta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (l) Plan of Distribution (Theta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (m) Plan of Distribution (Boston Partners Large Cap Value Fund Advisor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

            (n) Plan of Distribution (Boston Partners Mid Cap Value Fund Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

            (o) Plan of Distribution (Boston Partners Bond Fund Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

            (p) Plan of Distribution (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement (No. 33-20827) filed on April 10, 1998.

            (q) Amendment to Plans of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

            (r) Plan of Distribution (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant's Registration Statement (No. 33-20827) filed on November 12, 1998.

            (s) Plan of Distribution (Principal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

            (t) Form of Plan of Distribution (Boston Partners Fund (formerly Long Short Equity) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

            (u) Plan of Distribution pursuant to Rule 12b-1 (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

            (v) Plan of Distribution pursuant to Rule 12b-1 (Liquidity Fund for Credit Union Members (formerly the CU Members' Liquidity
                  Fund)) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's

                  Registration Statement (No. 33-20827) filed on April 8, 2003.

            (w) Form of Plan of Distribution pursuant to Rule 12b-1 (Robeco WPG Core Bond Fund - Investor Class) is incorporated herein by reference to Post Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

            (x) Amended Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 88 to the Registrant's Registration Statement (No. 33-20827) filed on December 20, 2004.


(11)              Legal Opinion.


                  Opinion and consent of counsel that shares will be validly issued, fully paid and non-assessable is incorporated herein by reference to Registrant's Registration Statement on Form N-14 (No. 333-122378) filed on March 14, 2005, Accession No. 0000935069-05-000637.


(12)              Other Opinions.


            (a) Opinion of Drinker Biddle & Reath LLP dated April 29, 2005 related to Weiss, Peck & Greer Funds Trust with respect to certain tax consequences (filed herewith).

            (b) Opinion of Drinker Biddle & Reath LLP dated April 29, 2005 related to the WPG Large Cap Growth Fund with respect to certain tax consequences (filed herewith).

            (c) Opinion of drinker Biddle & Reath LLP dated April 29, 2005 related to the WPG Tudor Fund with respect to certain tax consequences (filed herewith).


(13)              Other Material Contracts.

            (a) Transfer Agency Agreement (Sansom Street) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.


            (b) Shareholder Servicing Agreement (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (c) Shareholder Services Plan (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (d) Transfer Agency Agreement (Bedford) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (e) Transfer Agency Agreement and Supplements (Bradford, Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta) between Registrant and Provident Financial Processing Corporation dated as of November 5, 1991 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

            (f) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company and PFPC Inc. dated February 1, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

            (g) Supplement to Transfer Agency and Service Agreement between Registrant, State Street Bank and Trust Company, Inc. and PFPC dated April 10, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

            (h) Amended and Restated Credit Agreement dated December 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-

                  20827) filed on October 25, 1995.

            (i) Transfer Agency Agreement Supplement (n/i Micro Cap Fund, n/i Growth Fund and n/i Mid Cap Fund (formerly Growth & Value)) between Registrant and PFPC Inc. dated April 14, 1996 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

            (j) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (n/i Micro Cap Fund) dated April 24, 1996 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

            (k) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (n/i Growth Fund) dated April 24, 1996 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

            (l) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (n/i Mid Cap Fund (formerly Growth & Value)) dated April 24, 1996 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

            (m) Transfer Agreement and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement (No. 33-20827) filed on July 30, 1996.

            (n) Administration and Accounting Services Agreement between the Registrant and PFPC Inc. dated October 16, 1996 (Boston Partners Large Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

            (o) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Large Cap Value Fund, Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

            (p) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Large Cap Value Fund, Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

            (q) Transfer Agency Agreement Supplement between Registrant and PFPC Inc., (Boston Partners Mid Cap Value Fund, Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

            (r) Transfer Agency Agreement Supplement between Registrant and PFPC Inc., (Boston Partners Mid Cap Value Fund, Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

            (s) Administration and Accounting Services Agreement between Registrant and PFPC Inc. dated, May 30, 1997 (Boston Partners Mid Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

            (t) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (Schneider Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

            (u) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Schneider Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

            (v) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value), Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

            (w) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value), Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

            (x) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (Boston Partners Micro Cap Value
                  Fund) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

            (y) Administrative Services Agreement between Registrant and Provident Distributors, Inc. dated as of May 29, 1998 and relating to the n/i family of funds, Schneider Small Cap Value Fund and Institutional Shares of the Boston Partners Funds is incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement (No. 33-20827) filed on June 25, 1998.

            (z) Administrative Services Agreement Supplement between Registrant and Provident Distributors, Inc. relating to the Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional Class is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

            (aa) Administrative and Accounting Services Agreement between Registrant and PFPC Inc. (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional and Investor Classes) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

            (bb) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (n/i Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

            (cc) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (n/i Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

            (dd) Co-Administration Agreement between Registrant and Bear Stearns Funds Management, Inc. (n/i Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

            (ee) Administrative Services Agreement between Registrant and Provident Distributors, Inc. (n/i Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

            (ff) Form of Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Fund (formerly Long-Short Equity)) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

            (gg) Form of Administrative Services Agreement Supplement between Registrant and Provident Distributors, Inc. (Boston Partners Fund (formerly Long-Short Equity) - Institutional Shares) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

            (hh) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. (Boston Partners Fund (formerly Long-Short Equity)) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

            (ii) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Bogle Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

            (jj) Administrative Services Agreement between Registrant and Provident Distributors, Inc. (Bogle Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

            (kk) Non 12b-1 Shareholder Services Plan and Agreement for Bogle Small Cap Growth Investor Shares is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

            (ll) Agreement between E*TRADE Group, Inc., Registrant and Registrant's principal underwriter is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

            (mm) Fee Waiver Agreement for n/i Numeric Investors Funds is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

            (nn) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (Bogle Investment Management Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

            (oo) Solicitation Agreement between n/i numeric Investors and Shareholder Communications Corporation is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

            (pp) Administrative Services Assignment Agreement between Registrant and PFPC Distributors, Inc. dated January 2, 2001 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (No. 33-20827) filed on March 15, 2001.

            (qq) Transfer Agency Supplement between Registrant and PFPC Inc. for the Bear Stearns Money Market Family is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant's Registration Statement (No. 33-20827) filed on December 4, 2001.

            (rr) Form of Transfer Agency Supplement between Registrant and PFPC Inc. for the Boston Partners All-Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

            (ss) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. for the Boston Partners All-Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (No. 33-20827) filed on May 15, 2002.

            (tt) Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for the Boston Partners All-Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

            (uu) Transfer Agency Supplement between Registrant and PFPC Inc. for Schneider Value Fund is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

            (vv) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. for the Schneider Value Fund is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 2002.

            (ww) Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for the Schneider Value Fund is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

            (xx) Form of Non - 12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement is incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant's Registration Statement (No. 33-20827) filed on September 18, 2002.

            (yy) Shareholder Servicing Agreement (Bogle Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

            (zz) Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for

                  Investor Shares of the Boston Partners Funds is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

            (aaa) Form of Administration and Accounting Services Agreement
                  between Registrant and PFPC Inc. for the Institutional Liquidity Fund for Credit Unions is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

            (bbb) Form of Administrative Services Agreement Supplement between
                  Registrant and PFPC Distributors, Inc. for the Institutional Liquidity Fund for Credit Unions is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

            (ccc) Form of Transfer Agency Agreement Supplement between
                  Registrant and PFPC Inc. for the Institutional Liquidity Fund for Credit Unions is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

            (ddd) Amended and Restated Non-12b-1 Shareholder Services Plan
                  (Numeric Funds) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

            (eee) Form of Administration and Accounting Services Agreement
                  between Registrant and PFPC Inc. for the Liquidity Fund for Credit Union Members (formerly the CU Members' Liquidity Fund) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

            (fff) Form of Administrative Services Agreement Supplement between
                  Registrant and PFPC Distributors, Inc. for the Liquidity Fund for Credit Union Members (formerly the CU Members' Liquidity
                  Fund) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

            (ggg) Form of Transfer Agency Agreement Supplement between
                  Registrant and PFPC Inc. for the Liquidity Fund for Credit Union Members (formerly the CU Members' Liquidity Fund) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

            (hhh) Amended and Restated Non-12b-1 Shareholder Services Plan for
                  the Liquidity Fund for Credit Union Members (formerly the CU Members' Liquidity Fund) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

            (iii) Form of Transfer Agency Agreement Supplement (Customer
                  Identification Program) between Registrant and PFPC Inc. are incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2003.

            (jjj) Regulatory Administration Services Agreement between
                  Registrant and PFPC Inc. are incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2003.

            (kkk) Form of Administration and Accounting Services Agreement
                  between Registrant and PFPC Inc. for Robeco WPG Core Bond Fund is incorporated herein by reference to Post Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005 is incorporated herein by reference to Post Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

            (lll) Form of Administration and Accounting Services Agreement
                  between Registrant and PFPC Inc. for Robeco WPG Large Cap Growth Fund is incorporated herein by reference to Post Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

            (mmm) Form of Administration and Accounting Services Agreement
                  between Registrant and PFPC Inc. for Robeco WPG Tudor Fund is incorporated herein by reference to Post Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

            (nnn) Form of Administrative Services Agreement Supplement between
                  Registrant and PFPC Distributors, Inc. for Robeco WPG Core Bond Fund is incorporated herein by reference to Post Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

            (ooo) Form of Administrative Services Agreement Supplement between
                  Registrant and PFPC Distributors, Inc. for Robeco WPG Large Cap Growth Fund is incorporated herein by reference to Post Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

            (ppp) Form of Administrative Services Agreement Supplement between
                  Registrant and PFPC distributors, Inc. for Robeco WPG Tudor Fund is incorporated herein by reference to Post Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

            (qqq) Form of Transfer Agency Agreement Supplement between
                  Registrant and PFPC Inc. for Robeco WP Core Bond Fund is incorporated herein by reference to Post Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

            (rrr) Form of Transfer Agency Agreement Supplement between
                  Registrant and PFPC Inc. for Robeco WPG Large Cap Growth Fund is incorporated herein by reference to Post Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

            (sss) Form of Transfer Agency Agreement Supplement between
                  Registrant and PFPC Inc. for Robeco WPG Tudor Fund is incorporated herein by reference to Post Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

            (ttt) Amended Schedule A to Regulatory Administration Services
                  Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Post Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

            (uuu) Form of Shareholder Servicing Agreement (Robeco WPG Core Bond
                  Fund - Institutional Class) is incorporated herein by reference to Post Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

            (vvv) Form of Shareholder Servicing Agreement (Robeco WPG Large Cap
                  Growth Fund - Institutional Class) is incorporated herein by reference to Post Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

            (www) Form of Shareholder Servicing Agreement (Robeco WPG Tudor Fund
                  - Institutional Class) is incorporated herein by reference to Post Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

(14)        (a)   None.


(15)              Not applicable.


(16)        (a)   Powers of Attorney are incorporated herein by reference to
                  Registrant's Registration Statement on Form N-14 (No.
                  333-122378) filed on March 14, 2005, Accession No.
                  0000935069-05-000637

(17)        (a)   Form of Proxy Cards with respect to Shares of the Robeco WPG
                  Core Bond Fund, Robeco WPG Large Cap Growth Fund and Robeco
                  WPG Tudor Fund is incorporated herein by reference to the Registrant's Registration Statement on Form N-14 (No.
                  333-122378) filed on March 14, 2005. Accession No.
                  0000935069-05-000637.

            (b) Prospectus dated March 9, 2005 with respect to Shares of the Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund and Robeco WPG Tudor Fund is incorporated herein by reference to Post-Effective Amendment No. 94 to the Registrant's Registration Statement (No. 33-20827) filed on March 9, 2005. Accession No. 0000935069-05-000520.

            (c) Statement of Additional Information dated March 9, 2005 with respect to Shares of the Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund and Robeco WPG Tudor Fund is incorporated herein by reference to Post-Effective Amendment No. 94 to the Registrant's Registration Statement (No. 33-20827) filed on March 9, 2005. Accession No.
                  0000935069-05-000520.


            (d) Weiss, Peck & Greer Investments' Prospectus dated May 1, 2004 with respect to WPG Core Bond Fund, WPG Large Cap Growth Fund and WPG Tudor Fund is incorporated herein by reference to

                  WPG Fund's Rule 497(c) filing on May 4, 2004 (File Nos. 33-00226, 2-64715 and 2-30465). Accession Nos.
                  0000909012-04-000312, 0000909012-04-000313 and
                  0000909012-04-000314.

            (e) Supplement dated October 1, 2004 to the Weiss, Peck & Greer Investments' Prospectus dated May 1, 2004 with respect to the WPG Tudor Fund is incorporated herein by reference to WPG Fund's Rule 497(e) filing on October 1, 2004 (File Nos. 33-00226, 2-64715 and 2-30465). Accession Nos.
                  0000909012-04-000685, 0000909012-04-000684 and
                  0000909012-04-000683.

            (f) Supplement dated October 21, 2004 to the Weiss, Peck & Greer Investments' Prospectus dated May 1, 2004 with respect to the WPG Tudor Fund is incorporated herein by reference to WPG Fund's Rule 497(e) filing on October 21, 2004 (File Nos. 33-00226, 2-64715 and 2-30465). Accession Nos.
                  0000909012-04-000685, 0000909012-04-000684 and
                  0000909012-04-000683.

            (g) Supplement dated December 20, 2004 to the Weiss, Peck & Greer Investments' Prospectus dated May 1, 2004 with respect to the WPG Core Bond Fund, WPG Large Cap Growth Fund and WPG Tudor Fund is incorporated herein by reference pursuant to WPG Fund's Rule 497(e) filing on December 20 2004 (File Nos. 33-00226, 2-64715 and 2-30465). Accession Nos.
                  0000909012-04-000888, 0000909012-04-000889 and
                  0000909012-04-000890.

            (h) Weiss, Peck & Greer Investments' Statement of Additional Information dated May 1, 2004 with respect to the WPG Core Bond Fund, WPG Large Cap Growth Fund and WPG Tudor Fund is incorporated herein by reference to WPG Fund's Rule 497(c) filing on May 4, 2004 (File Nos. 33-00226, 2-64715 and
                  2-30465). Accession Nos. 0000909012-04-000312,
                  0000909012-04-000313 and 0000909012-04-000314.

            (i) Weiss, Peck & Greer Investments' Annual Report dated December 31, 2004 with respect to Core Bond Fund, WPG Large Cap Growth Fund and WPG Tudor Fund is incorporated by reference to WPG Fund's N-CSR filing on February 25, 2005 (File Nos. 811-04404, 811-01447 and 811-01745). Accession Nos. 000090912-05-000208,
                  000090912-05-000207 and 0000909012-05-000206.

Item 17. UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


As required by the Securities Act of 1933, as amended (the "1933 Act"), this registration statement has been signed on behalf of the Registrant, in the City of Wilmington, and State of Delaware, on the 5th day of August, 2005. The Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 under Rule 485(b) of the Securities Act of 1933.


                                      THE RBB FUND, INC.


                                      By: /s/ Edward J. Roach
                                         --------------------
                                      Edward J. Roach
                                      President and Treasurer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated:


SIGNATURE                   TITLE                                                DATE
---------                   -----                                                ----
/s/ Edward J. Roach         President (Principal Executive Officer) and          August 5, 2005
-------------------         Treasurer (Principal Financial and Accounting
Edward J. Roach             Officer)


*J. Richard Carnall         Director                                             August 5, 2005
-------------------
J. Richard Carnall


*Francis J. McKay           Director                                             August 5, 2005
-----------------
Francis J. McKay


*Marvin E. Sternberg        Director                                             August 5, 2005
--------------------
Marvin E. Sternberg


*Julian A. Brodsky          Director                                             August 5,2005
------------------
Julian A. Brodsky


*Arnold M. Reichman         Director                                             August 5, 2005
-------------------
Arnold M. Reichman


*Robert Sablowsky           Director                                             August 5, 2005
-----------------
Robert Sablowsky



*By: /s/ Edward J. Roach
------------------------
Edward J. Roach
Attorney-in-Fact


*     Pursuant to a power of attorney incorporated herein by reference.

                                  EXHIBIT INDEX


(12)(a) Opinion of Drinker Biddle & Reath LLP dated April 29, 2005, related to Weiss, Peck & Greer Funds Trust with respect to certain tax consequences.

(12)(b) Opinion of Drinker Biddle & Reath LLP dated April 29, 2005 related to the WPG Large Cap Growth Fund with respect to certain tax consequences.

(12)(c) Opinion of Drinker Biddle & Reath LLP dated April 29, 2005 related to the WPG Tudor Fund with respect to certain tax consequences.